Financial Instruments - Disclosure of Credit Risk (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 30,374,968	₺ 20,371,596
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,443,371	3,688,248
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,247,741	1,100,166
Receivables from financial services [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,152,185	1,962,098
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	18,628,481	11,860,376
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,131,070	917,437
Other current & non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	195,050	124,822
Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,164	172,363
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,427,811	529,610
Due from related parties [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 145,095	₺ 16,476